Consolidated Statement of Cash Flows (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Cash Flows.
(Increase) Decrease in Inventories	$ (1,886,000)	$ 1,664,000	$ (1,330,000)
Decrease in Trade receivables	1,071,000	23,876,000	6,820,000
Decrease (Increase) in Prepayments and other receivables and Other assets	22,592,000	(48,865,000)	(33,328,000)
Customer advance payments	(149,818,000)	152,000,000	0
(Decrease) Increase in Trade and other payables	(35,268,000)	(8,734,000)	1,413,000
Decrease in working capital	(163,309,000)	119,941,000	(26,425,000)
Withholding taxes	$ 14,477,000	18,619,000	$ 27,558,000
Advanced payments for midstream capacity		$ 16,084,000